Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 01, 2017
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated January 5, 2018 to the

Ivy Bond Fund and Ivy Government Securities Fund Prospectus

dated September 1, 2017

as supplemented September 29, 2017 and October 19, 2017

Important Notice Regarding Change in Investment Policy for Ivy Bond Fund

At a meeting held on November 15, 2017, the Board of Trustees of the Ivy Funds approved changes to the name, principal investment strategy and non-fundamental investment restriction of Ivy Bond Fund (the “Fund”). Such changes will become effective on April 30, 2018 (the “Effective Date”). Therefore, as of the Effective Date, the following changes will occur:

1)	Name Change. The Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name
Ivy Bond Fund	Ivy Corporate Bond Fund

All references in the prospectus to the Ivy Bond Fund will be superseded with Ivy Corporate Bond Fund.

2)	Principal Investment Strategy Change. The Fund’s principal investment strategy will change, with the Fund focusing on investments specifically in corporate bonds, rather than in bonds generally.

Currently, the Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). Such bonds include corporate debt securities, mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and other asset-backed securities. As of the Effective Date, the Fund will seek to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds. For this purpose, “bonds” includes any debt security with an initial maturity greater than one year.

Ivy Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated January 5, 2018 to the

Ivy Bond Fund and Ivy Government Securities Fund Prospectus

dated September 1, 2017

as supplemented September 29, 2017 and October 19, 2017

Important Notice Regarding Change in Investment Policy for Ivy Bond Fund

At a meeting held on November 15, 2017, the Board of Trustees of the Ivy Funds approved changes to the name, principal investment strategy and non-fundamental investment restriction of Ivy Bond Fund (the “Fund”). Such changes will become effective on April 30, 2018 (the “Effective Date”). Therefore, as of the Effective Date, the following changes will occur:

1)	Name Change. The Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name
Ivy Bond Fund	Ivy Corporate Bond Fund

All references in the prospectus to the Ivy Bond Fund will be superseded with Ivy Corporate Bond Fund.

2)	Principal Investment Strategy Change. The Fund’s principal investment strategy will change, with the Fund focusing on investments specifically in corporate bonds, rather than in bonds generally.

Currently, the Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). Such bonds include corporate debt securities, mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and other asset-backed securities. As of the Effective Date, the Fund will seek to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds. For this purpose, “bonds” includes any debt security with an initial maturity greater than one year.